Exploration and evaluation expenditure	12 Months Ended
Dec. 31, 2024
Exploration And Evaluation Expenditure [Abstract]
Exploration and evaluation expenditure	8 Exploration and evaluation expenditure Exploration and evaluation expenditure includes costs that are directly attributable to:
–researching and analysing existing exploration data
–conducting geological studies, exploratory drilling and sampling
–examining and testing extraction and treatment methods
–compiling various studies (order of magnitude, pre-feasibility and feasibility) and/or
–early works at mine sites prior to full notice to proceed.
Exploration expenditure relates to the initial search for deposits with economic potential. Expenditure on exploration activity undertaken by the
Group is not capitalised.
Evaluation expenditure relates to a detailed assessment of deposits or other projects (including smelter and refinery projects) that have been identified as having economic potential. These costs are also expensed until the business case for the project is sufficiently advanced. For greenfield projects, expensing typically continues to a later phase of study compared with brownfield expansionsThe charge for the year and the net amount of intangible assets capitalised during the year are as follows.

	2024 US$m	2023 US$m	2022 US$m
Expenditure in the year (inclusive of net cash proceeds of nil (2023: US$88 million; 2022: US$1 million) on disposal of undeveloped projects)(a)	(1,337)	(1,684)	(1,097)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(15)	(17)	(6)
Amount capitalised during the year	416	471	207
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects) per income statement	(936)	(1,230)	(896)
Comprising:
–Exploration and evaluation expenditures	(935)	(1,384)	(897)
–(Loss)/profit from disposal of interests in undeveloped projects(a)	(1)	154	1
(a)In 2023, net cash proceeds of US$88 million were received in relation to the sale of a 55% interest in the undeveloped La Granja project in Peru, for which we recognised a gain on disposal of US$154 million. This profit is recorded within underlying EBITDA as it represents recovery of past exploration and evaluation expenditures that were also included within underlying
EBITDA. Refer to note 5 for details of the transaction.